Investments	12 Months Ended
Dec. 31, 2019
Investments, All Other Investments [Abstract]
Investments
Investments
Equity Method Investments
The Company’s investments in unconsolidated affiliates consisted of the following amounts on the dates set forth below:

	December 31,
	2019	2018
Medable, Inc.	$15,684	$8,756
Science 37, Inc.	18,344	—
Total	$34,028	$8,756

In 2018, the Company made an investment of $9.0 million in Medable, Inc. (“Medable”). Medable is a technology company that provides a platform to support data-driven and digitally enabled clinical trials. In 2019, the Company made an additional investment of $10.0 million. As of December 31, 2019, the Company had a 28.5% ownership interest in Medable. The Company accounts for its investment as an equity method investment as it is able to exercise significant influence. Additionally, the Company and Medable are parties to certain collaborative arrangements under which the parties may collaborate on various drug development technology or services.
In 2019, the Company made an investment of $20.0 million in Science 37, Inc. (“Science 37”), a clinical trial company whose virtual trial model focuses on improving patient access and enrollment and accelerating clinical development. As of December 31, 2019, the Company had a 17.1% ownership interest in Science 37. The Company accounts for its investment as an equity method investment as it is able to exercise significant influence.

Other Investments
The Company’s other investments consisted of the following amounts on the dates set forth below:

	December 31,
	2019	2018
Auven Therapeutics Holdings, L.P.	$228,959	$241,305
venBio Global Strategic Fund, L.P.	14,108	12,690
Venture capital funds and investment partnerships	5,386	2,129
Other investments	1,895	9,591
Total	$250,348	$265,715

The Company is a limited partner in Auven Therapeutics Holdings, L.P. (“Auven”), an investment partnership organized for the purpose of identifying, acquiring and investing in a diversified portfolio of novel therapeutic product candidates. As of December 31, 2019, the Company owned 32.7% of the outstanding partnership interests of Auven and had no remaining capital commitments. Additionally, the Company is a limited partner in venBio Global Strategic Fund, L.P. (“venBio”), an investment partnership which invests in early stage life science companies. As of December 31, 2019, the Company owned 22.3% of venBio and had a remaining capital commitment of $1.7 million, which it expects to fund over the next year. The Company’s investments in Auven and venBio are recorded at fair value utilizing the fair value option. As part of the Recapitalization, the Pre-closing Holders are entitled to receive Additional Recapitalization Consideration. The Additional Recapitalization Consideration represents the right to receive future payments from the Company determined by reference to the cash proceeds received by the Company from the Investment Portfolio, net of taxes and other expenses of the Company deemed attributable to the Investment Portfolio. The cash proceeds received by the Company could include distributions received from, or the disposal of, the investments included in the Investment Portfolio. Auven and venBio also comprise the majority of the Company’s Investment Portfolio from the Recapitalization. See Note 2, “Recapitalization Transaction” for additional information on the Investment Portfolio.
The Company’s investments in Auven and venBio each represent a variable interest entity that could expose the Company to losses. The amount of losses the Company could be exposed to from either investment is limited to its capital amount invested and any appreciation from the initial amount invested. The general partners in both investments have all decision-making authority relating to investment, financial and operating decisions, and the Company is not able to remove either general partner. As such, the Company is deemed to lack the control of Auven and venBio required for consolidation.
In 2018, the Company became a limited partner in Abingworth Bioventures VII LLP (“Abingworth VII”). Abingworth VII is an investment partnership dedicated to making investments in the life sciences and healthcare sectors. As of December 31, 2019, the Company owned 3.2% of Abingworth VII and had a remaining capital commitment of $5.7 million, which will be funded as capital calls are received over the next four years.
The Company also holds an equity investment in a publicly traded late-stage clinical biopharmaceutical company focused on the development and commercialization of human therapeutics. In 2018, the investment became listed and traded on an active market with quoted prices.
See Note 15, “Fair Value Measurements,” for additional information on the investment activity for the years ended December 31, 2019 and 2018.
The summarized financial information presented below reflects the aggregated financial information of Auven and venBio as of and for periods ended December 31 of each year. The net investment (loss) income information presented below reflects the net realized and unrealized gains (losses), net of expenses and investment income, related to each investment. Auven and venBio have unclassified balance sheets. Therefore, the asset and liability information presented below are not split between current and non-current.

	December 31,
	2019	2018	2017
Net investment (loss) income (for the years ended December 31)	$(280,962)	$(140,943)	$598,285
Total assets (as of December 31)	1,396,040	1,645,063	2,005,154
Total liabilities (as of December 31)	30,812	2,105	126,407